NET LOSS PER SHARE - Anti dilutive securities (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	12.6	15.5	15.8
RSUs
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	7.1	9.8	10.2
Performance awards
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	1.8	1.8	1.8
Stock options
Securities not included in the computation of diluted earnings (loss) per share
Anti dilutive securities	3.8	3.8	3.8